Loans receivable, net of allowances	12 Months Ended
Dec. 31, 2023
Receivables [Abstract]
Loans receivable, net of allowances	Loans receivable, net of allowances
Current loans receivable in our consolidated balance sheets as of December 31, 2023 and 2022 are as follows:

	As of December 31, 2023	As of December 31, 2022
Loans receivable	$23,794	$23,360
Securitized loans receivable	10,702	3,963
Allowance for credit expected losses	(13,111)	(11,938)
Total current loans receivable, net	$21,385	$15,385

Non-current loans receivable in our consolidated balance sheets as of December 31, 2023 and 2022 are as follows:

	As of December 31, 2023	As of December 31, 2022
Loans receivable	$2,213	$1,658
Allowance for credit expected losses	(472)	(473)
Total non-current loans receivable, net	$1,741	$1,185

For the years ended December 31, 2023 and 2022, all of our loans receivable were originated to consumers in Brazil. As of December 31, 2023 and 2022, 88% and 61% of loans receivable, respectively, were originated to consumers seeking to buy travel products and services with our Brazilian travel subsidiary, Decolar, and the remaining comprised loan receivable originated to consumers seeking to buy products with other merchants.
We utilize a simplified roll rate method to calculate the allowance for expected credit losses and estimate the lifetime expected credit loss allowance based on a collective assessment. We write off loans receivable when the customer balance becomes 360 days past due.
We apply the following rates which are calculated based on internal data and that are periodically assessed to check its adequacy in order to cover 100 % of the estimated credit losses of the current portfolio at each period closing.

Grade	Status	Provision Rate
B	Not overdue	1%
B	Overdue b/w 1 - 5 days	1%
D	Overdue b/w 6 - 14 days	10%
E	Overdue b/w 15 - 30 days	30%
F	Overdue b/w 31 - 60 days	50%
G	Overdue b/w 61 - 90 days	70%
G	Overdue b/w 91 - 120 days	70%
G	Overdue b/w 121 - 150 days	70%
H	Overdue b/w 151 - 360 days	100%

We write off loans receivable when the customer balance becomes 360 days past due.

The credit quality analysis of loans receivable was as follows:

	As of December 31, 2023	As of December 31, 2022
1-30 days past due	$4,037	$2,590
31-60 days past due	2,133	1,402
61-90 days past due	1,773	1,218
91-120 days past due	1,214	1,202
121-150 days past due	1,131	1,361
151-180 days past due	1,647	1,504
181-210 days past due	1,094	1,293
211-240 days past due	1,043	1,311
241-270 days past due	1,017	1,344
271-300 days past due	1,219	1,141
301-330 days past due	1,145	960
331-360 days past due	1,139	833
Total past due	$18,592	$16,159
To become due	18,117	12,822
Total loans receivable	$36,709	$28,981